Partners' Equity	12 Months Ended
Dec. 31, 2022
Partners' Equity
Partners' Equity

6. Partners’ Equity

Under the Partnership’s unit repurchase programme authorized in 2019 and renewed in 2020, in the year ended December 31, 2020, GasLog Partners repurchased and cancelled a total of 191,490 units at a weighted average price of $5.18 per common unit for a total amount of $996, including commissions.

On April 3, 2020, GasLog Partners issued 46,843 common units in connection with the vesting of 25,551 Restricted Common Units (“RCUs”) and 21,292 Performance Common Units (“PCUs”) under its 2015 Long-Term Incentive Plan (the “2015 Plan”). On June 30, 2020, GasLog Partners issued an additional 21,589 common units in connection with the vesting of 11,776 RCUs and 9,813 PCUs under its 2015 Plan.

On July 1, 2020, GasLog Partners issued 415,000 common units in connection with GasLog’s option to convert the first tranche of its Class B units issued upon the elimination of incentive distribution rights (“IDRs”) in June 2019. Finally, on September 25, 2020, GasLog Partners issued 365,700 common units in connection with the vesting of 182,850 RCUs and 182,850 PCUs under its 2015 Plan.

Under the Partnership's “at-the-market” common equity offering programme (the “ATM Programme”) established in 2017, in the year ended December 31, 2021, GasLog Partners issued and received payment for 3,195,401 common units at a weighted average price of $3.19 per common unit for total net proceeds, after deducting fees and other expenses, of $9,634. As of December 31, 2022, the unutilized portion of the ATM Programme was $116,351.

On April 6, 2021, GasLog Partners issued 8,976 common units in connection with the vesting of 5,984 RCUs and 2,992 PCUs under its 2015 Plan.

In connection with the aforementioned transactions during this year ended December 31, 2021, the Partnership also issued 56,158 general partner units to its general partner in order for GasLog to retain its 2.0% general partner interest. The net proceeds from the issuance of the general partner units were $205.

On July 1, 2021, GasLog Partners issued 415,000 common units in connection with GasLog’s option to convert the second tranche of its Class B units issued upon the elimination of IDRs in June 2019.

On April 1, 2022, GasLog Partners issued 33,700 common units in connection with the vesting of 19,638 RCUs and 14,062 PCUs under its 2015 Plan. On June 30, 2022, GasLog Partners issued 101,964 common units in connection with the vesting of 50,982 RCUs and 50,982 PCUs under its 2015 Plan.

In connection with the aforementioned transactions during this year ended December 31, 2022, the Partnership also issued 2,769 general partner units to its general partner in order for GasLog to retain its 2.0% general partner interest for net proceeds of $16.

On July 1, 2022, GasLog Partners issued 415,000 common units in connection with GasLog’s option to convert the third tranche of its Class B units issued upon the elimination of IDRs in June 2019.

Finally, under the Partnership’s preference unit repurchase programme established in 2021, renewed in 2022 and covering the period from March 11, 2021 to March 31, 2023, the preference units repurchased and cancelled as well as the amounts paid including commissions for the years ended December 31, 2021 and 2022 are presented in the following table:

		Amount paid
		including
Series	Number of units	commissions
Series B Preference Units	464,429	11,580
Series C Preference Units	269,549	6,808
Total for the year ended December 31, 2021	733,978	$18,388
Series A Preference Units	665,016	16,423
Series B Preference Units	639,189	16,080
Series C Preference Units	669,406	16,744
Total for the year ended December 31, 2022	1,973,611	$49,247

As of December 31, 2022, the Partnership’s capital consisted of 51,687,865 outstanding common units, 1,080,263 outstanding general partner units, 1,245,000 Class B units and 11,642,411 Preference Units (5,084,984 8.625% Series A Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units, or the “Series A Preference Units”, 3,496,382 8.200% Series B Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units, or the “Series B Preference Units” and 3,061,045 8.500% Series C Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units, or the “Series C Preference Units”, and together with the Series A Preference Units and the Series B Preference Units, the “Preference Units”).

Cash distributions

The Partnership’s cash distributions for the years ended December 31, 2020, 2021 and 2022 are presented in the following table:

	Type of	Distribution	Payment	Amount
Declaration date	units	per unit	date	paid
February 5, 2020	Common	$0.561	February 21, 2020	26,754
February 5, 2020	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	March 16, 2020	7,582
May 6, 2020	Common	$0.125	May 21, 2020	5,967
May 14, 2020	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	June 15, 2020	7,582
August 4, 2020	Common	$0.125	August 20, 2020	6,022
August 4, 2020	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	September 15, 2020	7,582
November 9, 2020	Common	$0.01	November 25, 2020	485
November 9, 2020	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	December 15, 2020	7,582
Total				$69,556
January 27, 2021	Common	$0.01	February 11, 2021	485
February 19, 2021	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	March 15, 2021	7,582
April 28, 2021	Common	$0.01	May 13, 2021	485
May 13, 2021	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	June 14, 2021	7,582
July 26, 2021	Common	$0.01	August 12, 2021	522
July 26, 2021	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	September 13, 2021	7,412
October 26, 2021	Common	$0.01	November 12, 2021	522
November 16, 2021	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	December 14, 2021	7,287
Total				$31,877
January 26, 2022	Common	$0.01	February 9, 2022	522
February 25, 2022	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	March 15, 2022	7,112
April 27, 2022	Common	$0.01	May 11, 2022	522
May 12, 2022	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	June 15, 2022	6,898
July 27, 2022	Common	$0.01	August 11, 2022	528
July 27, 2022	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	September 15, 2022	6,777
October 26, 2022	Common	$0.01	November 10, 2022	528
October 26, 2022	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	December 15, 2022	6,214
Total				$29,101

Voting Rights

The following is a summary of the unitholder vote required for the approval of the matters specified below. Matters that require the approval of a “unit majority” require the approval of a majority of the outstanding common units voting as a single class.

In voting their common units the general partner and its affiliates will have no fiduciary duty or obligation whatsoever to the Partnership or the limited partners, including any duty to act in good faith or in the best interests of the Partnership or the limited partners.

Each outstanding common unit is entitled to one vote on matters subject to a vote of common unitholders. However, to preserve the Partnership’s ability to claim an exemption from U.S. federal income tax under Section 883 of the United States Internal Revenue Code of 1986, as amended (the “Code”), if at any time any person or group owns beneficially more than 4.9% of any class or series of units then outstanding, any units beneficially owned by that person or group in excess of 4.9% may not be voted on any matter and will not be considered to be outstanding when sending notices of a meeting of limited partners, calculating required votes (except for purposes of nominating a person for election to the board of directors), determining the presence of a quorum or for other similar purposes under the Partnership Agreement, unless otherwise required by law. Effectively, this means that the voting rights of any such unitholders in excess of 4.9% will be redistributed pro rata among the other common unitholders holding less than 4.9% of the voting power of all classes of units entitled to vote. The general partner, its affiliates and persons who acquired common units with the prior approval of the board of directors will not be subject to this 4.9% limitation except with respect to voting their common units in the election of the elected directors. This loss of voting rights does not apply to the preference units.

The Partnership holds a meeting of the limited partners every year to elect one or more members of the board of directors and to vote on any other matters that are properly brought before the meeting. The general partner retains the right to appoint three out of the five directors.

Preference unitholders generally have no voting rights. However, the consent of at least two thirds of the outstanding preference units, voting as a single class, is required prior to any amendment to the Partnership Agreement that would have a material adverse effect on the existing terms of the preference units, the issuance of securities that rank pari passu to the preference units if distributions are in arrears, or the issuance of securities that rank senior to the preference units. In addition, preference unitholders become entitled to elect one director to the Partnership’s board of directors if and whenever distributions payable are in arrears for six or more quarterly periods, whether or not consecutive. In such a case, the general partner will also be entitled to appoint one additional director to the board of directors.

General Partner Interest

The Partnership Agreement provides that the general partner initially will be entitled to 2.0% of all distributions that the Partnership makes prior to its liquidation. The general partner has the right, but not the obligation, to contribute a proportionate amount of capital to the Partnership to maintain its 2.0% general partner interest if the Partnership issues additional units. The general partner’s 2.0% interest, and the percentage of the Partnership’s cash distributions to which it is entitled, will be proportionately reduced if the Partnership issues additional units in the future and the general partner does not contribute a proportionate amount of capital to the Partnership in order to maintain its 2.0% general partner interest. The general partner will be entitled to make a capital contribution in order to maintain its 2.0% general partner interest in the form of the contribution to the Partnership of common units based on the current market value of the contributed common units.

Class B units

The Class B units have all of the rights and obligations attached to the common units, except for voting rights and participation in distributions until such time as GasLog exercises its right to convert the Class B units to common units. After the conversion of the first, second and third tranches of 415,000 Class B units to common units on July 1, 2020, 2021 and 2022, the remaining 1,245,000 Class B units will become eligible for conversion on a one-for-one basis into common units at GasLog’s option on July 1, 2023, July 1, 2024 and July 1, 2025 for the Class B-4 units, Class B-5 units and Class B-6 units, respectively.

Preference Units

From and including the original issue date to, but excluding, June 15, 2027, distributions on the Series A Preference Units will accrue at 8.625% per annum per $25.00 of liquidation preference per unit. From and including June 15, 2027, the distribution rate will be a floating rate equal to the three-month USD London Interbank Offered Rate (“LIBOR”)* plus a spread of 6.31% per annum per $25.00 of liquidation preference per unit of Series A Preference Units.

From and including the original issue date to, but excluding, March 15, 2023, distributions on the Series B Preference Units will accrue at 8.200% per annum per $25.00 of liquidation preference per unit. From and including March 15, 2023, the distribution rate will be a floating rate equal to three-month LIBOR* plus a spread of 5.839% per annum per $25.00 of liquidation preference per unit of Series B Preference Units.

From and including the original issue date to, but excluding, March 15, 2024, the distributions on the Series C Preference Units will accrue at 8.500% per annum per $25.00 of liquidation preference per unit. From and including March 15, 2024, the distribution rate will be a floating rate equal to the three-month LIBOR* plus a spread of 5.317% per annum per $25.00 of liquidation preference per unit of Series C Preference Units.

The Preference Units issued are not convertible into common units and have been accounted for as equity instruments based on certain characteristics such as the absolute discretion held by our board of directors over distributions, which can be deferred and accumulated, as well as the redemption rights held only by the Partnership. The Series A, Series B and Series C Preference Units have preference upon liquidation and the holders would receive $25.00 per unit plus any accumulated and unpaid distributions.

*  Upon discontinuance of the LIBOR base rate, the appointed calculation agent will use a substitute or successor base rate that it has determined in its discretion, after consultation with the Partnership, and which is most comparable to the LIBOR base rate.